JPMorgan High Yield Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 80.2%
Aerospace & Defense — 1.4%
ATI, Inc.
5.88%, 12/1/2027	7,269	7,268
4.88%, 10/1/2029	3,202	3,106
7.25%, 8/15/2030	4,319	4,523
5.13%, 10/1/2031	3,000	2,895
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	1,213	1,237
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	1,444	1,451
8.75%, 11/15/2030 (a)	7,145	7,669
7.25%, 7/1/2031 (a)	4,225	4,357
7.00%, 6/1/2032 (a)	3,920	4,009
6.75%, 6/15/2033 (a)	3,199	3,244
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	8,764	8,529
4.13%, 4/15/2029 (a)	8,384	8,032
Goat Holdco LLC 6.75%, 2/1/2032 (a)	2,700	2,690
ICITII 6.00%, 1/31/2033 ‡ (a)	5,336	4,271
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	4,729	5,035
TransDigm, Inc.
6.38%, 3/1/2029 (a)	11,986	12,181
6.63%, 3/1/2032 (a)	6,905	7,053
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	2,478	2,595
		90,145
Automobile Components — 3.5%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	8,626	8,816
8.25%, 4/15/2031 (a)	12,898	13,165
7.50%, 2/15/2033 (a)	5,538	5,494
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	21,988	22,076
3.75%, 1/30/2031 (a)	720	654
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	10,143	10,094
6.88%, 7/1/2028	7,148	7,087
Clarios Global LP
6.25%, 5/15/2026 (a)	5,936	5,937
8.50%, 5/15/2027 (a)	18,385	18,465
6.75%, 5/15/2028 (a)	7,098	7,232
6.75%, 2/15/2030 (a)	3,521	3,586
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	57,666	60,478
5.63% (Cash), 5/15/2027 (a) (b)	32,736	27,706
Dana, Inc. 5.38%, 11/15/2027	8,325	8,297
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,418	8,007
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	4,039	3,869
6.63%, 7/15/2030	2,832	2,835

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
5.25%, 4/30/2031	3,334	3,113
5.25%, 7/15/2031	4,657	4,345
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (b)	4,548	4,594
8.00% (Cash), 11/15/2032 (a) (b)	1,642	1,644
		227,494
Automobiles — 0.1%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	9,466	6,084
Banks — 0.1%
Citigroup, Inc. Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (c) (d) (e)	9,565	9,661
Beverages — 0.1%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,468	7,478
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,375	2,556
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	8,295	7,891
		10,447
Broadline Retail — 0.5%
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	294
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	6,735	3,014
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (b)	14,538	12,496
9.75%, 10/1/2027 (a)	3,589	3,580
Wayfair LLC
7.25%, 10/31/2029 (a)	2,951	2,874
7.75%, 9/15/2030 (a)	6,987	6,846
		29,104
Building Products — 2.6%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	2,418	2,341
4.25%, 2/1/2032 (a)	9,419	8,546
6.38%, 6/15/2032 (a)	6,517	6,578
6.38%, 3/1/2034 (a)	4,200	4,185
6.75%, 5/15/2035 (a)	3,261	3,280
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	20,595	20,803
6.75%, 7/15/2031 (a)	3,287	3,364
Griffon Corp. 5.75%, 3/1/2028	15,190	15,098
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	16,721	14,599
7.00%, 9/1/2032 (a)	4,115	3,039
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	7,840	7,796
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	7,543	7,600
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	4,607	4,247
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	16,751	17,022
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	8,361	8,586

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	8,208	8,336
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	6,020	5,979
4.75%, 1/15/2028 (a)	20,815	20,439
3.38%, 1/15/2031 (a)	3,188	2,821
		164,659
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,567	1,457
Chemicals — 2.8%
Avient Corp. 7.13%, 8/1/2030 (a)	3,409	3,513
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	3,886	4,065
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	9,007	8,913
3.38%, 2/15/2029 (a)	8,402	7,820
Chemours Co. (The)
5.75%, 11/15/2028 (a)	22,275	19,945
4.63%, 11/15/2029 (a)	646	528
8.00%, 1/15/2033 (a)	3,660	3,191
CVR Partners LP 6.13%, 6/15/2028 (a)	2,169	2,157
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,630	7,326
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,683	1,648
7.50%, 4/15/2029 (a)	14,918	14,656
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	4,702	4,679
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	18,174	18,145
8.50%, 11/15/2028 (a)	7,247	7,634
4.25%, 5/15/2029 (a)	5,827	5,571
9.00%, 2/15/2030 (a)	7,127	7,673
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	9,126	9,092
4.50%, 10/15/2029	12,307	11,701
4.00%, 4/1/2031	11,034	9,906
4.38%, 2/1/2032	7,629	6,866
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (b)	6,153	3,585
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	9,330	9,199
5.63%, 8/15/2029 (a)	13,268	11,691
		179,504
Commercial Services & Supplies — 3.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,540	11,960
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,299	6,961
4.88%, 7/15/2032 (a)	10,847	10,296
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	9,660	9,231

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	5,124	4,847
4.75%, 10/15/2029 (a)	4,918	4,789
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	13,271	13,130
Brink's Co. (The)
4.63%, 10/15/2027 (a)	14,553	14,358
6.50%, 6/15/2029 (a)	2,569	2,621
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,135	4,890
4.88%, 7/1/2029 (a)	5,562	5,144
CoreCivic, Inc. 8.25%, 4/15/2029	11,987	12,669
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	9,337	9,217
6.00%, 6/1/2029 (a)	8,025	7,632
8.25%, 8/1/2032 (a)	6,803	6,774
8.38%, 11/15/2032 (a)	3,328	3,339
GEO Group, Inc. (The) 8.63%, 4/15/2029	6,121	6,461
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	8,070	7,758
4.75%, 6/15/2029 (a)	12,820	12,508
4.38%, 8/15/2029 (a)	5,168	4,963
6.75%, 1/15/2031 (a)	9,194	9,537
Interface, Inc. 5.50%, 12/1/2028 (a)	7,100	7,005
Madison IAQ LLC 5.88%, 6/30/2029 (a)	13,679	13,232
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	4,365	4,376
3.38%, 8/31/2027 (a)	5,674	5,446
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,475	5,450
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	3,003	3,062
6.63%, 4/15/2030 (a)	1,545	1,584
7.38%, 10/1/2031 (a)	6,005	6,248
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	7,306	7,535
		223,023
Communications Equipment — 0.7%
CommScope LLC
8.25%, 3/1/2027 (a)	13,845	13,809
4.75%, 9/1/2029 (a)	17,223	16,492
9.50%, 12/15/2031 (a)	2,030	2,110
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	10,084	9,745
		42,156
Construction & Engineering — 0.5%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,186	8,838
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,628	6,469
7.50%, 4/15/2032 (a)	5,843	5,830

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — continued
Pike Corp.
5.50%, 9/1/2028 (a)	8,114	8,047
8.63%, 1/31/2031 (a)	3,240	3,490
Weekley Homes LLC 4.88%, 9/15/2028 (a)	703	676
		33,350
Construction Materials — 0.1%
Knife River Corp. 7.75%, 5/1/2031 (a)	7,395	7,740
Consumer Finance — 2.5%
Ally Financial, Inc. 5.75%, 11/20/2025	5,745	5,755
Ford Motor Credit Co. LLC
5.13%, 6/16/2025	25,380	25,379
3.38%, 11/13/2025	8,600	8,532
4.39%, 1/8/2026	14,627	14,510
6.95%, 3/6/2026	3,018	3,037
(SOFR + 2.95%), 7.33%, 3/6/2026 (e)	2,800	2,819
6.95%, 6/10/2026	4,083	4,129
4.54%, 8/1/2026	18,205	17,945
4.27%, 1/9/2027	14,888	14,565
4.13%, 8/17/2027	14,575	14,061
3.82%, 11/2/2027	10,200	9,737
6.80%, 5/12/2028	2,000	2,042
6.80%, 11/7/2028	2,000	2,043
7.20%, 6/10/2030	2,281	2,367
4.00%, 11/13/2030	8,744	7,787
7.12%, 11/7/2033	2,073	2,106
OneMain Finance Corp.
7.13%, 3/15/2026	9,802	9,935
3.50%, 1/15/2027	6,059	5,870
6.63%, 1/15/2028	2,905	2,959
3.88%, 9/15/2028	1,038	973
9.00%, 1/15/2029	837	877
4.00%, 9/15/2030	2,057	1,851
		159,279
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	3,781	3,720
4.63%, 1/15/2027 (a)	3,967	3,928
5.88%, 2/15/2028 (a)	8,005	7,998
3.50%, 3/15/2029 (a)	15,058	14,147
4.88%, 2/15/2030 (a)	5,170	5,029
New Albertsons LP
7.75%, 6/15/2026	2,278	2,339
6.63%, 6/1/2028	1,704	1,783
7.45%, 8/1/2029	3,130	3,278
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	16,013	15,947

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
4.25%, 8/1/2029 (a)	11,865	11,309
6.13%, 9/15/2032 (a)	2,777	2,799
Rite Aid Corp.
8.00%, 10/18/2024 ‡	7,210	—
7.50%, 7/1/2025 ‡ (f)	10,299	—
8.00%, 11/15/2026 ‡ (f)	15,338	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (e) (f)	2,679	—
Series A, 15.00%, 8/30/2031 ‡ (f)	7,758	—
Series B, 15.00%, 8/30/2031 ‡ (f)	3,652	—
US Foods, Inc.
6.88%, 9/15/2028 (a)	3,411	3,507
4.75%, 2/15/2029 (a)	1,245	1,218
4.63%, 6/1/2030 (a)	4,960	4,771
		81,773
Containers & Packaging — 1.5%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	312
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	10,415	9,468
5.25%, 8/15/2027 (a)	31,065	14,134
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	13,105	13,244
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,038	3,964
LABL, Inc. 8.63%, 10/1/2031 (a)	388	321
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	34,108	34,431
9.25%, 4/15/2027 (a)	11,764	11,589
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,880	3,882
TriMas Corp. 4.13%, 4/15/2029 (a)	6,045	5,690
		97,035
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,225	1,183
Gates Corp. 6.88%, 7/1/2029 (a)	2,026	2,076
Incora Intermediate LLC (SOFR + 8.00%), 0.00%, 1/31/2030 ‡ (a) (e)	23,744	23,744
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	4,301	4,392
7.75%, 3/15/2031 (a)	1,729	1,810
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,787	6,843
		40,048
Diversified Consumer Services — 0.1%
Service Corp. International 7.50%, 4/1/2027	3,726	3,847
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	5,214	5,424
		9,271

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.3%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	16,693
4.63%, 12/1/2029 (a)	2,030	1,969
		18,662
Diversified Telecommunication Services — 7.3%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,883	6,025
Altice France SA (France)
5.50%, 1/15/2028 (a)	230	198
5.13%, 7/15/2029 (a)	12,267	10,351
5.50%, 10/15/2029 (a)	5,724	4,863
CCO Holdings LLC
5.50%, 5/1/2026 (a)	11,140	11,112
5.13%, 5/1/2027 (a)	14,577	14,427
5.00%, 2/1/2028 (a)	69,144	67,818
5.38%, 6/1/2029 (a)	9,238	9,110
6.38%, 9/1/2029 (a)	6,000	6,081
4.75%, 3/1/2030 (a)	61,540	58,746
4.50%, 8/15/2030 (a)	41,934	39,320
4.25%, 2/1/2031 (a)	37,173	34,047
4.50%, 5/1/2032	8,108	7,380
Embarq LLC 8.00%, 6/1/2036	11,178	5,254
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	2,024	1,953
6.00%, 9/30/2034 (a)	1,484	1,390
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	9,321	9,345
5.00%, 5/1/2028 (a)	20,038	19,997
6.75%, 5/1/2029 (a)	2,191	2,221
5.88%, 11/1/2029	1,700	1,718
6.00%, 1/15/2030 (a)	1,741	1,764
8.75%, 5/15/2030 (a)	6,506	6,836
GCI LLC 4.75%, 10/15/2028 (a)	19,110	17,973
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	50,374	49,537
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	6,884	6,252
11.00%, 11/15/2029 (a)	5,083	5,767
4.50%, 4/1/2030 (a)	9,570	8,417
3.88%, 10/15/2030 (a)	4,861	4,095
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	5,488	5,330
5.38%, 6/15/2029 (a)	6,750	5,974
4.13%, 4/15/2030 (a)	28,048	27,242
10.00%, 10/15/2032 (a)	4,809	4,932
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	345	348

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
6.00%, 9/30/2034	96	94
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	11,062	10,214
		466,131
Electric Utilities — 1.0%
NRG Energy, Inc.
5.75%, 1/15/2028	7,198	7,224
3.38%, 2/15/2029 (a)	5,684	5,310
5.25%, 6/15/2029 (a)	6,160	6,087
3.63%, 2/15/2031 (a)	811	735
3.88%, 2/15/2032 (a)	1,364	1,233
6.00%, 2/1/2033 (a)	5,418	5,369
7.00%, 3/15/2033 (a)	2,783	3,002
PG&E Corp. 5.00%, 7/1/2028	5,972	5,827
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	881	882
5.63%, 2/15/2027 (a)	1,858	1,857
4.38%, 5/1/2029 (a)	3,765	3,639
7.75%, 10/15/2031 (a)	17,649	18,714
6.88%, 4/15/2032 (a)	4,681	4,870
		64,749
Electrical Equipment — 0.4%
Regal Rexnord Corp. 6.05%, 2/15/2026	3,700	3,719
Sensata Technologies BV
4.00%, 4/15/2029 (a)	17,934	16,835
5.88%, 9/1/2030 (a)	4,200	4,154
		24,708
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp. 5.00%, 12/15/2029 (a)	25,399	24,611
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,082	2,121
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	279	248
Xerox Issuer Corp. 13.50%, 4/15/2031 (a)	3,310	3,306
		30,286
Energy Equipment & Services — 0.8%
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,915	1,918
6.25%, 4/1/2028 (a)	3,150	3,145
6.63%, 9/1/2032 (a)	4,277	4,300
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	9,332	9,348
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	6,071	6,222
Noble Finance II LLC 8.00%, 4/15/2030 (a)	4,210	4,195
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	3,326	3,322
6.88%, 1/15/2029 (a)	405	389
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	7,186	7,195
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,488	1,511

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Transocean, Inc.
8.25%, 5/15/2029 (a)	7,050	6,358
8.75%, 2/15/2030 (a)	2,801	2,839
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,424	3,437
		54,179
Entertainment — 1.2%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,985	3,931
7.00%, 8/1/2032 (a)	2,638	2,714
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	12,321	12,337
6.50%, 5/15/2027 (a)	26,817	27,135
4.75%, 10/15/2027 (a)	25,861	25,458
3.75%, 1/15/2028 (a)	1,161	1,115
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	4,050	3,437
		76,127
Financial Services — 1.1%
Block, Inc.
2.75%, 6/1/2026	3,330	3,247
3.50%, 6/1/2031	3,597	3,250
6.50%, 5/15/2032	12,097	12,363
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	3,448	3,441
6.50%, 8/1/2029 (a)	947	965
5.13%, 12/15/2030 (a)	7,206	7,175
5.75%, 11/15/2031 (a)	7,740	7,752
7.13%, 2/1/2032 (a)	4,235	4,410
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	10,795	11,792
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	5,350	5,181
3.63%, 3/1/2029 (a)	6,544	6,105
4.00%, 10/15/2033 (a)	1,739	1,502
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	6,228	6,354
		73,537
Food Products — 0.6%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	9,540	8,997
4.38%, 1/31/2032 (a)	75	69
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	15,347	15,156
4.63%, 4/15/2030 (a)	8,528	8,071
6.25%, 2/15/2032 (a)	5,793	5,890
		38,183

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.2%
AmeriGas Partners LP
5.75%, 5/20/2027	3,013	2,949
9.38%, 6/1/2028 (a)	3,829	3,867
9.50%, 6/1/2030 (a)	3,992	4,032
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	4,512	4,289
		15,137
Ground Transportation — 2.0%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	7,562	7,463
4.75%, 4/1/2028 (a)	7,650	7,327
5.38%, 3/1/2029 (a)	11,760	11,089
8.25%, 1/15/2030 (a)	11,161	11,352
8.00%, 2/15/2031 (a)	843	853
8.38%, 6/15/2032 (a)	6,184	6,231
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	13,502	14,017
8.63%, 5/15/2032 (a)	4,127	4,328
8.00%, 3/15/2033 (a)	3,298	3,388
Herc Holdings Escrow, Inc. 7.00%, 6/15/2030 (a) (g)	4,005	4,126
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	12,934	11,422
12.63%, 7/15/2029 (a)	11,303	11,509
5.00%, 12/1/2029 (a)	17,573	11,947
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (f)	6,563	427
7.13%, 8/1/2026 ‡ (f)	22,954	4,706
6.00%, 1/15/2028 ‡ (f)	20,858	4,276
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,416	2,276
XPO, Inc.
6.25%, 6/1/2028 (a)	5,232	5,284
7.13%, 2/1/2032 (a)	3,663	3,802
		125,823
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	14,816	14,440
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,820	2,916
Hologic, Inc.
4.63%, 2/1/2028 (a)	470	464
3.25%, 2/15/2029 (a)	5,217	4,984
Medline Borrower LP
3.88%, 4/1/2029 (a)	16,710	15,749
6.25%, 4/1/2029 (a)	9,413	9,578
5.25%, 10/1/2029 (a)	14,751	14,416
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,299	5,504
		68,051
Health Care Providers & Services — 4.0%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,822

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	11,535	11,366
7.38%, 3/15/2033 (a)	1,657	1,688
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,904	6,614
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,555	2,517
6.00%, 1/15/2029 (a)	6,471	6,217
6.13%, 4/1/2030 (a)	3,972	3,068
5.25%, 5/15/2030 (a)	16,075	14,476
4.75%, 2/15/2031 (a)	9,398	8,044
10.88%, 1/15/2032 (a)	11,350	12,098
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	2,566	2,640
DaVita, Inc.
4.63%, 6/1/2030 (a)	11,340	10,597
3.75%, 2/15/2031 (a)	19,091	16,909
6.88%, 9/1/2032 (a)	4,210	4,277
Encompass Health Corp.
4.50%, 2/1/2028	19,829	19,531
4.75%, 2/1/2030	1,317	1,284
4.63%, 4/1/2031	3,872	3,692
Global Medical Response, Inc. 9.50% (Blend (Cash 8.75% + PIK 0.75%)), 10/31/2028 (a) (b)	14,519	14,509
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	9,484	7,752
6.63%, 4/1/2030 (a)	4,598	3,894
10.00%, 4/15/2030 (a)	5,985	6,251
Radiology Partners, Inc.
7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (b)	6,084	6,015
9.78% (PIK), 2/15/2030 (a) (b)	7,199	6,716
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	8,241	8,225
Tenet Healthcare Corp.
6.25%, 2/1/2027	8,603	8,609
5.13%, 11/1/2027	32,551	32,349
4.25%, 6/1/2029	2,073	1,991
6.13%, 6/15/2030	11,753	11,868
6.75%, 5/15/2031	19,863	20,460
		255,479
Health Care REITs — 0.1%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,926	4,024
Health Care Technology — 0.5%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	19,379	19,316
5.00%, 5/15/2027 (a)	9,965	9,901
		29,217
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
4.75%, 10/15/2027	19,185	18,958

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotel & Resort REITs — continued
7.25%, 7/15/2028 (a)	2,309	2,381
4.50%, 2/15/2029 (a)	17,904	17,285
6.50%, 4/1/2032 (a)	11,781	11,943
6.50%, 6/15/2033 (a) (g)	2,140	2,176
		52,743
Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	873	845
3.50%, 2/15/2029 (a)	945	891
6.13%, 6/15/2029 (a)	550	561
4.00%, 10/15/2030 (a)	10,076	9,267
Acushnet Co. 7.38%, 10/15/2028 (a)	2,978	3,086
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	11,372	10,928
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	4,943	4,950
4.63%, 10/15/2029 (a)	5,386	5,030
7.00%, 2/15/2030 (a)	5,720	5,869
6.50%, 2/15/2032 (a)	10,691	10,777
Carnival Corp.
5.75%, 3/1/2027 (a)	17,923	17,968
4.00%, 8/1/2028 (a)	3,645	3,522
6.00%, 5/1/2029 (a)	8,361	8,383
7.00%, 8/15/2029 (a)	3,196	3,354
6.13%, 2/15/2033 (a)	17,396	17,439
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	2,112	2,114
5.88%, 4/1/2029 (a)	2,722	2,749
3.75%, 5/1/2029 (a)	1,512	1,428
4.88%, 1/15/2030	5,695	5,582
6.13%, 4/1/2032 (a)	6,609	6,711
5.88%, 3/15/2033 (a)	8,764	8,823
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	5,087	5,071
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,566	4,287
MGM Resorts International
4.63%, 9/1/2026	15,175	15,111
5.50%, 4/15/2027	6,520	6,533
6.13%, 9/15/2029	6,163	6,192
6.50%, 4/15/2032	7,863	7,848
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,711	5,645
6.25%, 3/15/2032 (a)	14,347	14,541
6.00%, 2/1/2033 (a)	9,003	9,035
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	662	663
5.38%, 4/15/2027	2,675	2,674
5.25%, 7/15/2029	6,267	6,084
7.25%, 5/15/2031 (a)	6,205	6,340

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.63%, 5/1/2032 (a)	12,946	13,199
Station Casinos LLC 4.50%, 2/15/2028 (a)	20,698	20,074
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	5,181	5,307
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	660	657
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	14,648	14,284
7.13%, 2/15/2031 (a)	2,806	2,943
6.25%, 3/15/2033 (a)	4,590	4,540
Yum! Brands, Inc. 4.63%, 1/31/2032	2,229	2,114
		283,419
Household Durables — 0.8%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	8,169	6,780
Newell Brands, Inc.
5.70%, 4/1/2026 (h)	1,881	1,894
6.38%, 9/15/2027	6,396	6,409
8.50%, 6/1/2028 (a)	5,297	5,480
6.63%, 9/15/2029	1,706	1,649
6.38%, 5/15/2030	5,724	5,378
6.63%, 5/15/2032	1,696	1,565
6.87%, 4/1/2036 (h)	2,837	2,607
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	14,792	13,932
3.88%, 10/15/2031 (a)	8,215	7,311
		53,005
Household Products — 0.8%
Central Garden & Pet Co.
5.13%, 2/1/2028	3,062	3,061
4.13%, 10/15/2030	14,929	13,806
4.13%, 4/30/2031 (a)	1,046	954
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,440	3,462
4.75%, 6/15/2028 (a)	18,011	17,367
4.38%, 3/31/2029 (a)	14,791	13,894
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	667	533
		53,077
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
4.63%, 2/1/2029 (a)	2,564	2,499
5.00%, 2/1/2031 (a)	880	853
		3,352
Interactive Media & Services — 0.1%
Snap, Inc. 6.88%, 3/1/2033 (a)	3,504	3,549
IT Services — 0.6%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	15,185	14,964

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,478	5,160
6.13%, 12/1/2028 (a)	1,914	1,749
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,530	8,760
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	8,149	8,140
		38,773
Leisure Products — 0.2%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	9,371	9,676
Machinery — 0.9%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,399	3,200
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	12,043	12,570
9.50%, 1/1/2031 (a)	1,085	1,156
Enpro, Inc. 6.13%, 6/1/2033 (a)	3,223	3,247
Esab Corp. 6.25%, 4/15/2029 (a)	5,354	5,444
Hillenbrand, Inc.
5.00%, 9/15/2026 (h)	1,318	1,306
6.25%, 2/15/2029	2,010	2,017
Terex Corp.
5.00%, 5/15/2029 (a)	12,488	12,034
6.25%, 10/15/2032 (a)	7,165	7,046
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,560	5,778
Wabash National Corp. 4.50%, 10/15/2028 (a)	6,142	5,242
		59,040
Media — 8.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	23,699	23,183
7.75%, 4/15/2028 (a)	10,819	9,886
9.00%, 9/15/2028 (a)	9,785	10,248
7.50%, 6/1/2029 (a)	16,853	14,899
CSC Holdings LLC
5.38%, 2/1/2028 (a)	9,093	8,293
11.25%, 5/15/2028 (a)	3,256	3,222
6.50%, 2/1/2029 (a)	25,584	20,412
5.75%, 1/15/2030 (a)	20,873	10,536
4.13%, 12/1/2030 (a)	505	347
4.63%, 12/1/2030 (a)	2,430	1,118
3.38%, 2/15/2031 (a)	210	138
4.50%, 11/15/2031 (a)	8,500	5,747
Directv Financing LLC 5.88%, 8/15/2027 (a)	9,202	9,058
DISH DBS Corp.
7.75%, 7/1/2026	26,748	22,997
5.25%, 12/1/2026 (a)	37,296	34,427
7.38%, 7/1/2028	2,455	1,686
5.75%, 12/1/2028 (a)	6,717	5,684
DISH Network Corp. 11.75%, 11/15/2027 (a)	31,863	32,873

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
EchoStar Corp.
10.75%, 11/30/2029	4,185	4,206
6.75% (PIK), 11/30/2030 (b)	15,800	13,582
Gray Media, Inc.
7.00%, 5/15/2027 (a)	14,223	14,125
10.50%, 7/15/2029 (a)	18,594	19,775
4.75%, 10/15/2030 (a)	9,728	7,041
5.38%, 11/15/2031 (a)	7,252	5,178
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	25,117	20,784
10.88%, 5/1/2030 (a)	25,836	12,636
7.75%, 8/15/2030 (a)	9,243	7,118
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,950	5,877
Midcontinent Communications 8.00%, 8/15/2032 (a)	5,990	6,195
News Corp.
3.88%, 5/15/2029 (a)	3,028	2,872
5.13%, 2/15/2032 (a)	2,350	2,260
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	24,992	24,892
4.75%, 11/1/2028 (a)	19,908	19,153
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	2,170	2,052
4.63%, 3/15/2030 (a)	2,005	1,881
7.38%, 2/15/2031 (a)	7,604	8,030
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	7,756	6,576
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	10,424	10,430
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	13,895	13,751
4.00%, 7/15/2028 (a)	35,321	33,517
5.50%, 7/1/2029 (a)	26,510	26,076
Stagwell Global LLC 5.63%, 8/15/2029 (a)	10,668	10,031
TEGNA, Inc.
4.63%, 3/15/2028	328	318
5.00%, 9/15/2029	3,188	3,037
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	11,496	11,503
7.38%, 6/30/2030 (a)	8,641	8,078
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	274
		516,002
Metals & Mining — 1.0%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	4,576	4,751
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	4,536	4,543
6.38%, 9/15/2032 (a)	3,281	3,245
Big River Steel LLC 6.63%, 1/31/2029 (a)	10,979	11,060
Carpenter Technology Corp.
6.38%, 7/15/2028	6,671	6,698

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
7.63%, 3/15/2030	1,568	1,617
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,815	6,985
6.88%, 11/1/2029 (a)	6,487	6,031
6.75%, 4/15/2030 (a)	5,494	4,932
7.50%, 9/15/2031 (a)	4,190	3,768
Novelis Corp.
4.75%, 1/30/2030 (a)	5,187	4,931
6.88%, 1/30/2030 (a)	1,522	1,569
3.88%, 8/15/2031 (a)	1,794	1,595
United States Steel Corp. 6.88%, 3/1/2029	449	453
		62,178
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,396	2,491
Oil, Gas & Consumable Fuels — 8.9%
Aethon United BR LP 7.50%, 10/1/2029 (a)	4,598	4,712
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	11,036	11,026
5.75%, 1/15/2028 (a)	12,543	12,495
Antero Resources Corp.
7.63%, 2/1/2029 (a)	5,531	5,661
5.38%, 3/1/2030 (a)	2,042	2,005
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	935	932
6.63%, 10/15/2032 (a)	5,460	5,491
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	14,200	13,759
7.38%, 3/15/2032 (a)	5,573	5,059
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,776	3,785
7.00%, 7/15/2029 (a)	3,443	3,557
7.25%, 7/15/2032 (a)	2,394	2,482
Buckeye Partners LP
4.13%, 12/1/2027	3,138	3,053
4.50%, 3/1/2028 (a)	8,136	7,948
6.75%, 2/1/2030 (a)	8,082	8,342
California Resources Corp. 7.13%, 2/1/2026 (a)	1,634	1,633
Chord Energy Corp. 6.75%, 3/15/2033 (a)	4,755	4,722
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	13,272	13,372
8.63%, 11/1/2030 (a)	6,095	6,011
8.75%, 7/1/2031 (a)	9,806	9,587
9.63%, 6/15/2033 (a)	3,070	3,075
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,780	1,650
CNX Resources Corp.
6.00%, 1/15/2029 (a)	4,113	4,083

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.38%, 1/15/2031 (a)	3,300	3,379
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	18,273	18,010
5.88%, 1/15/2030 (a)	4,767	4,508
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	17,340	17,904
7.63%, 4/1/2032 (a)	9,793	9,233
7.38%, 1/15/2033 (a)	5,505	5,108
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	7,517	7,160
4.38%, 6/15/2031 (a)	3,221	3,008
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	21,775	22,335
8.75%, 5/1/2031 (a)	6,064	6,623
Energy Transfer LP 7.38%, 2/1/2031 (a)	2,720	2,849
EQT Corp.
7.50%, 6/1/2027 (a)	4,440	4,523
4.50%, 1/15/2029 (a)	6,959	6,800
7.50%, 6/1/2030 (a)	2,878	3,124
4.75%, 1/15/2031 (a)	7,863	7,607
Expand Energy Corp.
5.38%, 2/1/2029	2,594	2,586
6.75%, 4/15/2029 (a)	25,324	25,621
5.38%, 3/15/2030	6,866	6,829
4.75%, 2/1/2032	6,998	6,597
Genesis Energy LP
7.75%, 2/1/2028	4,106	4,142
8.25%, 1/15/2029	1,686	1,745
8.88%, 4/15/2030	4,082	4,286
7.88%, 5/15/2032	3,026	3,064
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	7,496	7,604
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,860	3,966
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,955	1,974
6.50%, 6/1/2029 (a)	4,561	4,656
4.25%, 2/15/2030 (a)	5,477	5,220
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	233	230
5.75%, 2/1/2029 (a)	1,643	1,570
6.00%, 4/15/2030 (a)	3,597	3,412
6.25%, 4/15/2032 (a)	2,457	2,239
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	10,698	11,188
7.38%, 7/15/2032 (a)	3,689	3,818
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	3,980	4,059
5.88%, 6/15/2030 (a)	3,962	3,938

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,204	4,116
6.25%, 4/15/2033 (a)	6,852	6,600
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	6,968	6,811
8.38%, 2/15/2032 (a)	5,035	4,761
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	3,611	3,644
NuStar Logistics LP
6.00%, 6/1/2026	3,140	3,156
5.63%, 4/28/2027	7,938	7,958
6.38%, 10/1/2030	209	213
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	3,257	3,316
9.88%, 7/15/2031 (a)	13,590	14,842
7.00%, 1/15/2032 (a)	6,968	7,148
6.25%, 2/1/2033 (a)	4,840	4,775
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	4,715	4,793
Range Resources Corp.
8.25%, 1/15/2029	12,502	12,843
4.75%, 2/15/2030 (a)	5,440	5,228
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,400	3,284
4.80%, 5/15/2030 (a)	605	571
6.75%, 3/15/2033 (a)	3,367	3,468
SM Energy Co.
6.75%, 9/15/2026	7,457	7,444
6.63%, 1/15/2027	12,328	12,341
6.50%, 7/15/2028	1,977	1,966
6.75%, 8/1/2029 (a)	4,884	4,786
7.00%, 8/1/2032 (a)	4,183	4,016
Sunoco LP
5.88%, 3/15/2028	318	317
7.00%, 5/1/2029 (a)	2,840	2,931
4.50%, 5/15/2029	1,910	1,830
4.50%, 4/30/2030	11,008	10,388
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,720	1,718
5.50%, 1/15/2028 (a)	4,725	4,696
7.38%, 2/15/2029 (a)	4,030	4,099
6.00%, 12/31/2030 (a)	6,915	6,626
6.00%, 9/1/2031 (a)	8,352	7,960
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	10,701	10,951
9.50%, 2/1/2029 (a)	3,035	3,245
7.00%, 1/15/2030 (a)	6,648	6,619
8.38%, 6/1/2031 (a)	680	690
9.88%, 2/1/2032 (a)	6,690	7,117

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC
7.50%, 5/1/2033 (a)	1,770	1,849
7.75%, 5/1/2035 (a)	1,770	1,864
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	6,849	5,555
		571,890
Passenger Airlines — 1.0%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	10,472	10,454
5.75%, 4/20/2029 (a)	23,210	22,792
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	12,696	12,559
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	4,333	4,343
United Airlines, Inc.
4.38%, 4/15/2026 (a)	8,571	8,469
4.63%, 4/15/2029 (a)	1,190	1,130
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	5,001	4,927
		64,674
Personal Care Products — 0.4%
Coty, Inc. 4.75%, 1/15/2029 (a)	6,131	5,894
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	10,240	10,067
4.13%, 4/1/2029 (a)	4,712	4,407
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	3,494	3,488
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,577	3,560
		27,416
Pharmaceuticals — 1.9%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	20,544	20,339
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	29,914	29,471
8.50%, 1/31/2027 (a)	1,925	1,814
Bausch Health Cos., Inc.
5.00%, 1/30/2028 (a)	5,316	4,209
4.88%, 6/1/2028 (a)	13,203	10,777
5.00%, 2/15/2029 (a)	10,680	6,782
6.25%, 2/15/2029 (a)	5,676	3,704
5.25%, 1/30/2030 (a)	8,364	4,747
5.25%, 2/15/2031 (a)	8,395	4,464
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	2,996	3,079
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	2,236	2,314
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (f)	5,067	—
GCB144A Endo (Luxembourg) 0.00%, 4/1/2029 ‡	7,570	—
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	6,231	6,487
Organon & Co.
4.13%, 4/30/2028 (a)	13,538	12,717

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.13%, 4/30/2031 (a)	14,447	12,140
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (f)	7,307	—
		123,044
Professional Services — 0.1%
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	5,700	5,877
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	4,030	3,304
5.25%, 4/15/2030 (a)	12,803	9,944
Kennedy-Wilson, Inc. 5.00%, 3/1/2031	90	78
		13,326
Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,868	7,894
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	8,065	8,411
Entegris, Inc.
4.38%, 4/15/2028 (a)	4,379	4,228
4.75%, 4/15/2029 (a)	11,766	11,424
3.63%, 5/1/2029 (a)	6,183	5,766
5.95%, 6/15/2030 (a)	22,776	22,788
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	18,578	17,744
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,690	4,360
		82,615
Software — 1.1%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	4,030	4,027
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	7,810	7,525
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	4,157	4,149
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	6,984	6,888
5.13%, 4/15/2029 (a)	6,033	5,880
RingCentral, Inc. 8.50%, 8/15/2030 (a)	12,210	12,897
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	19,195	19,174
6.50%, 6/1/2032 (a)	8,450	8,676
		69,216
Specialized REITs — 0.4%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,538	4,469
4.88%, 9/15/2029 (a)	6,647	6,451
5.25%, 7/15/2030 (a)	11,799	11,514
4.50%, 2/15/2031 (a)	3,744	3,508
6.25%, 1/15/2033 (a)	872	880
SBA Communications Corp. 3.13%, 2/1/2029	739	688
		27,510

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 1.7%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,812	4,688
4.63%, 11/15/2029 (a)	7,374	7,010
4.75%, 3/1/2030	1,790	1,700
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,928	5,033
6.88%, 11/1/2035	336	338
6.75%, 7/1/2036	2,580	2,555
Escrow Rite Aid 0.00%, 12/31/2049 ‡	2,524	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,311	4,850
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	2,874	2,927
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	7,614	7,171
PetSmart, Inc.
4.75%, 2/15/2028 (a)	15,759	15,209
7.75%, 2/15/2029 (a)	8,336	8,115
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	9,903	9,460
4.88%, 11/15/2031 (a)	5,087	4,740
Staples, Inc.
10.75%, 9/1/2029 (a)	22,985	20,808
12.75%, 1/15/2030 (a)	13,193	8,492
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	3,761	3,687
		106,783
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,937	3,087
Seagate HDD Cayman
8.25%, 12/15/2029	6,514	6,943
8.50%, 7/15/2031	2,478	2,646
Xerox Corp. 10.25%, 10/15/2030 (a)	3,482	3,578
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	877	614
8.88%, 11/30/2029 (a)	4,989	3,362
		20,230
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	4,865	5,140
Trading Companies & Distributors — 1.6%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	4,010	3,981
6.63%, 6/15/2029 (a)	5,375	5,445
Imola Merger Corp. 4.75%, 5/15/2029 (a)	25,307	24,249
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	9,652	9,897
United Rentals North America, Inc.
5.50%, 5/15/2027	810	810
4.88%, 1/15/2028	5,152	5,097
5.25%, 1/15/2030	8,495	8,443
6.13%, 3/15/2034 (a)	14,447	14,644

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	13,632	13,793
6.38%, 3/15/2029 (a)	10,553	10,772
6.63%, 3/15/2032 (a)	5,015	5,134
6.38%, 3/15/2033 (a)	2,941	2,995
		105,260
Wireless Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	10,739	3,839
6.00%, 2/15/2028 (a)	3,390	1,235
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	2,590	2,468
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	680	477
United States Cellular Corp. 6.70%, 12/15/2033	4,403	4,738
		12,757
Total Corporate Bonds (Cost $5,198,564)		5,137,044
Loan Assignments — 7.6% (i)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (e)	2,319	2,318
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/31/2031 (e)	2,066	2,055
DexKo Global, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 10/4/2028 (e) (j)	10,679	10,181
		12,236
Beverages — 0.1%
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028 (e)	7,062	7,061
Broadline Retail — 0.1%
Shutterfly Finance LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 1.00%), 5.32%, 10/1/2027 (e)	5,435	4,773
Building Products — 0.5%
ACProducts Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.81%, 5/17/2028 (e)	9,046	6,641
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 8/4/2031 (e)	9,889	9,834
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/28/2031 (e)	4,044	4,032
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/10/2032 (e) (j)	10,403	10,351
		30,858
Chemicals — 0.3%
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 2/18/2030 (e)	5,827	5,626
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.00%), 14.26%, 1/16/2026 (e)	3,249	3,217
(3-MONTH CME TERM SOFR + 2.00%), 14.32%, 10/12/2028 (e)	5,314	4,317
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/16/2026 (e)	3,243	3,210
WR Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 9/22/2028 (e) (j)	3,161	3,149
		19,519

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — 0.3%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028 (e)	11,708	11,692
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 11/19/2031 (e)	5,128	5,116
		16,808
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 9.58%, 12/18/2029 (e) (j)	7,000	7,060
Consumer Staples Distribution & Retail — 0.5%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (e)	21,620	17,093
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.91%, 6/30/2026 ‡ (e)	7,235	7,235
Moran Foods LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 8.50%), 12.70%, 1/2/2029 ‡ (e)	3,000	3,000
Moran Foods LLC, 1st Lien Term Loan A (12-MONTH CME TERM SOFR + 2.50%), 6.28%, 1/2/2029 ‡ (e)	3,435	3,435
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (e)	8,760	4,223
		34,986
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.48%, 4/1/2032 (e) (j)	3	3
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 4/1/2032 (e) (j)	5,945	5,896
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2027 (e)	7,361	7,359
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.43%, 10/30/2028 (e)	8,349	7,419
		20,677
Diversified Consumer Services — 0.1%
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031 (e)	3,690	3,702
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2031 (e) (j)	3,405	3,371
		7,073
Diversified Telecommunication Services — 0.1%
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 9.76%, 8/15/2028 (e)	6,820	6,265
Electronic Equipment, Instruments & Components — 0.2%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/2/2031 (e)	10,312	10,125
Entertainment — 0.2%
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 5.25%), 9.58%, 12/2/2031 (e)	11,702	11,706
Financial Services — 0.3%
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 3/27/2029 (e)	853	857
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/17/2031 (e)	10,185	10,165
Shift4 Payments LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 2.75%), 6.80%, 5/7/2032 (e) (j)	7,000	7,041
		18,063
Ground Transportation — 0.3%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (e)	7,566	7,564
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (e)	5,909	5,909
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (e)	2,313	2,313
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028 (e)	6,700	5,532
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028 (e)	1,312	1,083
		22,401

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Equipment & Supplies — 0.5%
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 5/10/2027 (e) (j)	17,872	17,807
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/23/2028 (e)	11,785	11,771
		29,578
Health Care Providers & Services — 0.3%
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028 (e)	8,631	8,629
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030 (e)	3,317	3,257
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.44%, 6/28/2028 (e)	11,370	10,704
		22,590
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 3/14/2031 (e)	2,856	2,855
Insurance — 0.2%
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030 (e) (j)	10,887	10,883
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031 (e) (j)	8,885	8,886
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (f) (k)	3,181	32
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/18/2030 (e)	3,258	3,176
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/26/2031 (e) (j)	14,979	14,867
		18,075
Machinery — 0.1%
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 4/5/2029 (e)	7,618	7,637
Media — 0.6%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 12/9/2030 (e)	12,837	12,815
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028 (e)	1,280	1,252
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 1/18/2028 (e) (j)	15,037	14,830
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.54%, 8/2/2027 (e)	1,883	1,888
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 10.21%, 5/1/2029 (e)	10,318	8,438
		39,223
Oil, Gas & Consumable Fuels — 0.1%
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 10/15/2031 (e)	4,741	4,751
Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028 (e)	6,146	6,076
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 4/1/2031 (e)	6,803	6,797
		12,873
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028 (e)	8,432	5,923
Pharmaceuticals — 0.1%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.59%, 10/8/2030 (e) (j)	5,855	5,548
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/31/2031 (e)	7,074	7,065

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — 0.6%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/15/2029 (e) (j)	4,805	4,782
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 11/25/2031 (e)	7,828	7,844
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2032 (e)	4,607	4,591
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.21%, 11/13/2031 (e)	5,730	5,722
Icon Parent, Inc., 2nd Lien Term Loan (6-MONTH CME TERM SOFR + 5.00%), 9.21%, 11/12/2032 (e)	3,333	3,333
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.58%, 11/28/2028 (e) (j)	7,026	7,031
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031 (e)	2,829	2,833
		36,136
Specialty Retail — 0.7%
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 6.50%), 10.73%, 12/18/2026 (e)	13,113	8,349
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (e)	5,474	5,257
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (e) (j)	17,812	16,466
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 2/11/2028 (e) (j)	6,536	6,504
Queen MergerCo, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.28%, 4/30/2032 (e) (j)	1,491	1,495
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.91%, 6/29/2028 (e)	6,277	5,688
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029 (e)	1,252	1,238
		44,997
Total Loan Assignments (Cost $515,183)		488,949
	SHARES (000)
Exchange-Traded Funds — 1.6%
Fixed Income — 1.6%
iShares Broad USD High Yield Corporate Bond ETF	2,410	89,224
iShares iBoxx $ High Yield Corporate Bond ETF	200	15,914
Total Exchange-Traded Funds (Cost $104,193)		105,138
Common Stocks — 1.6%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	9	234
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	95,914,057	96
MYT Holding LLC ‡ *	5,623	1,406
NMG Parent LLC ‡ *	83	2,136
		3,638
Chemicals — 0.0% ^
Venator Materials plc ‡ *	11	2,133
Distributors — 0.1%
Incora Intermediate II LLC ‡ *	254	5,079
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	170	6,164
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ *	7,077	14

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity ‡ *	107	1,555
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—
Media — 0.1%
Audacy, Inc. ‡ *	64	999
Clear Channel Outdoor Holdings, Inc. *	2,312	2,474
iHeartMedia, Inc., Class A *	273	358
National CineMedia, Inc.	549	2,994
		6,825
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. *	37	7,011
Pharmaceuticals — 0.3%
Endo GUC Trust ‡ *	751	376
Endo, Inc. *	311	6,539
Mallinckrodt plc (Luxembourg) ‡ *	138	11,928
		18,843
Specialized REITs — 0.2%
VICI Properties, Inc.	393	12,456
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ * (l)	17	—
NMG, Inc. ‡ *	6	776
Rite Aid ‡ *	25	—
Serta Simmons Bedding LLC ‡ *	394	4,143
		4,919
Wireless Telecommunication Services — 0.5%
Intelsat SA (Luxembourg) ‡ *	749	30,445
Total Common Stocks (Cost $117,849)		99,316
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.5%
U.S. Treasury Notes
4.00%, 4/30/2032	47,315	46,849
4.25%, 5/15/2035	47,350	46,818
Total U.S. Treasury Obligations (Cost $93,113)		93,667
	SHARES (000)
Preferred Stocks — 0.3%
Broadline Retail — 0.3%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $12,938)	13,477	17,183

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.1%
Broadline Retail — 0.0% ^
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	337
3.75%, 2/15/2030	4,448	667
		1,004
Media — 0.1%
EchoStar Corp. 3.88% (PIK), 11/30/2030 (b)	7,129	6,841
Total Convertible Bonds (Cost $13,059)		7,845
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	77	1
expiring 9/30/2028, price 1.00 USD ‡ *	13	—
Total Warrants (Cost $209)		1
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (l) (Cost $22,828)	18	—
Short-Term Investments — 6.1%
Investment Companies — 6.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.16% (m) (n) (Cost $393,362)	393,362	393,362
Total Investments — 99.0% (Cost $6,471,298)		6,342,505
Other Assets in Excess of Liabilities — 1.0%		66,746
NET ASSETS — 100.0%		6,409,251

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(f)	Defaulted security.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of May 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2025.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD50,000	2,013	1,572	3,585

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$234	$234
Broadline Retail	—	—	3,638	3,638
Chemicals	—	—	2,133	2,133
Distributors	—	—	5,079	5,079
Diversified Telecommunication Services	6,164	—	—	6,164
Financial Services	—	—	14	14
Health Care Equipment & Supplies	—	—	1,555	1,555
Machinery	—	—	— (a)	— (a)
Media	5,826	—	999	6,825
Oil, Gas & Consumable Fuels	7,011	—	—	7,011
Pharmaceuticals	6,539	—	12,304	18,843
Specialized REITs	12,456	—	—	12,456
Specialty Retail	—	—	4,919	4,919
Wireless Telecommunication Services	—	—	30,445	30,445
Total Common Stocks	37,996	—	61,320	99,316
Convertible Bonds	—	7,845	—	7,845
Convertible Preferred Stocks	—	—	—(a )	—(a )
Corporate Bonds
Aerospace & Defense	—	85,874	4,271	90,145
Automobile Components	—	227,494	—	227,494
Automobiles	—	6,084	—	6,084
Banks	—	9,661	—	9,661
Beverages	—	7,478	—	7,478
Biotechnology	—	10,447	—	10,447
Broadline Retail	—	29,104	—	29,104
Building Products	—	164,659	—	164,659
Capital Markets	—	1,457	—	1,457
Chemicals	—	179,504	—	179,504
Commercial Services & Supplies	—	223,023	—	223,023
Communications Equipment	—	42,156	—	42,156
Construction & Engineering	—	33,350	—	33,350
Construction Materials	—	7,740	—	7,740
Consumer Finance	—	159,279	—	159,279
Consumer Staples Distribution & Retail	—	81,773	— (a)	81,773
Containers & Packaging	—	97,035	—	97,035
Distributors	—	16,304	23,744	40,048
Diversified Consumer Services	—	9,271	—	9,271
Diversified REITs	—	18,662	—	18,662
Diversified Telecommunication Services	—	466,131	—	466,131
Electric Utilities	—	64,749	—	64,749
Electrical Equipment	—	24,708	—	24,708
Electronic Equipment, Instruments & Components	—	30,286	—	30,286
Energy Equipment & Services	—	54,179	—	54,179
Entertainment	—	76,127	—	76,127

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$73,537	$—	$73,537
Food Products	—	38,183	—	38,183
Gas Utilities	—	15,137	—	15,137
Ground Transportation	—	116,414	9,409	125,823
Health Care Equipment & Supplies	—	68,051	—	68,051
Health Care Providers & Services	—	255,479	—	255,479
Health Care REITs	—	4,024	—	4,024
Health Care Technology	—	29,217	—	29,217
Hotel & Resort REITs	—	52,743	—	52,743
Hotels, Restaurants & Leisure	—	283,419	—	283,419
Household Durables	—	53,005	—	53,005
Household Products	—	53,077	—	53,077
Independent Power and Renewable Electricity Producers	—	3,352	—	3,352
Interactive Media & Services	—	3,549	—	3,549
IT Services	—	38,773	—	38,773
Leisure Products	—	9,676	—	9,676
Machinery	—	59,040	—	59,040
Media	—	516,002	—	516,002
Metals & Mining	—	62,178	—	62,178
Mortgage Real Estate Investment Trusts (REITs)	—	2,491	—	2,491
Oil, Gas & Consumable Fuels	—	571,890	—	571,890
Passenger Airlines	—	64,674	—	64,674
Personal Care Products	—	27,416	—	27,416
Pharmaceuticals	—	123,044	— (a)	123,044
Professional Services	—	5,877	—	5,877
Real Estate Management & Development	—	13,326	—	13,326
Semiconductors & Semiconductor Equipment	—	82,615	—	82,615
Software	—	69,216	—	69,216
Specialized REITs	—	27,510	—	27,510
Specialty Retail	—	106,783	— (a)	106,783
Technology Hardware, Storage & Peripherals	—	20,230	—	20,230
Textiles, Apparel & Luxury Goods	—	5,140	—	5,140
Trading Companies & Distributors	—	105,260	—	105,260
Wireless Telecommunication Services	—	12,757	—	12,757
Total Corporate Bonds	—	5,099,620	37,424	5,137,044
Exchange-Traded Funds	105,138	—	—	105,138
Loan Assignments
Aerospace & Defense	—	2,318	—	2,318
Automobile Components	—	12,236	—	12,236
Beverages	—	7,061	—	7,061
Broadline Retail	—	4,773	—	4,773
Building Products	—	30,858	—	30,858
Chemicals	—	19,519	—	19,519
Commercial Services & Supplies	—	16,808	—	16,808
Communications Equipment	—	7,060	—	7,060
Consumer Staples Distribution & Retail	—	—	34,986	34,986
Containers & Packaging	—	20,677	—	20,677

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Consumer Services	$—	$7,073	$—	$7,073
Diversified Telecommunication Services	—	6,265	—	6,265
Electronic Equipment, Instruments & Components	—	10,125	—	10,125
Entertainment	—	11,706	—	11,706
Financial Services	—	18,063	—	18,063
Ground Transportation	—	22,401	—	22,401
Health Care Equipment & Supplies	—	29,578	—	29,578
Health Care Providers & Services	—	22,590	—	22,590
Hotels, Restaurants & Leisure	—	2,855	—	2,855
Insurance	—	10,883	—	10,883
IT Services	—	8,886	—	8,886
Leisure Products	—	18,043	32	18,075
Machinery	—	7,637	—	7,637
Media	—	39,223	—	39,223
Oil, Gas & Consumable Fuels	—	4,751	—	4,751
Passenger Airlines	—	12,873	—	12,873
Personal Care Products	—	5,923	—	5,923
Pharmaceuticals	—	5,548	—	5,548
Professional Services	—	7,065	—	7,065
Software	—	36,136	—	36,136
Specialty Retail	—	44,997	—	44,997
Total Loan Assignments	—	453,931	35,018	488,949
Preferred Stocks	—	—	17,183	17,183
U.S. Treasury Obligations	—	93,667	—	93,667
Warrants	—	—	1	1
Short-Term Investments
Investment Companies	393,362	—	—	393,362
Total Investments in Securities	$536,496	$5,655,063	$150,946	$6,342,505
Appreciation in Other Financial Instruments
Swaps	$—	$1,572	$—	$1,572

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Common Stocks	$54,340	$—	$(5,433)	$—	$12,063	$(792)	$1,142	$—	$61,320
Convertible Preferred Stocks	17,363	—	(18,409)	—	1,046	—	—	—	— (a)
Corporate Bonds	42,281	(10,244)	15,901	(425)	4,249	(14,338)	—	—	37,424
Loan Assignments	34,784	— (a)	(465)	395	718	(414)	—	—	35,018
Preferred Stocks	17,655	—	(472)	—	—	—	—	—	17,183
Warrants	27	(1)	(25)	—	—	—	—	—	1
Total	$166,450	$(10,245)	$(8,903)	$(30)	$18,076	$(15,544)	$1,142	$—	$150,946

[1]	Purchases include all purchases of securities and securities received in corporate actions.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(25,944).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$17,925	Terms of Restructuring	Expected Recovery	1.00% - 100.00% (86.67%)
	17,093	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	35,018
	—(b )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	—(b )
	—(b )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Convertible Preferred Stocks	—(b )
	3,023	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 - $137.77 ($53.55)

Common Stocks	3,023
Total	$38,041

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $112,905. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
As of May 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$14,175	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/3/2018	22,828	— (a)	0.0%
		$37,003	$— (a)

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.16% (a) (b)	$144,588	$1,268,331	$1,019,557	$—	$—	$393,362	393,362	$3,725	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.